Accruals and Other Payables	12 Months Ended
Dec. 31, 2024
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES

Note 12 - ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	December 31, 2024	December 31, 2023

Salary payable	$764,758	$860,850
Others	1,285,163	68,115
Subtotal	2,049,921	928,965
Less: Accruals and other payables from discontinued operations	70,812	69,007
Total accruals and other payables	$1,979,109	$859,958